SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year End RMB [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	6.9962	7.2995
Average Yearly RMB [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.1876	7.1905	7.0723
Year End HKD [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.7830	7.7655
Average Yearly HKD [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.7953	7.8024